Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

11. Employee Benefit Plans

General

FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company's pension plans are structured differently according to the legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees' years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has two major defined benefit plans, one funded plan in North America and an unfunded plan in Germany.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company's funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefits obligations and the return on plan assets for that year. The company's pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee's service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in North America.

Defined Benefit Pension Plans

During the first quarter of 2002, FMCH, the Company's North America subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2012, FMCH's minimum funding requirement was $6,200. In addition to the compulsory contributions, the Company voluntarily provided $4,604 to the defined benefit plan. Expected funding for 2013 is $10,307.

The benefit obligation for all defined benefit plans at December 31, 2012, is $655,447 (2011: $512,745) which consists of the gross benefit obligation of $423,509 (2011: $352,296) for the North America plan, which is funded by plan assets, and the benefit obligation of $231,938 (2011: $160,449) for the German unfunded plan.

The following table shows the changes in benefit obligations, the changes in plan assets, and the funded status of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company's funded benefit plan.

	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$512,745	$425,472
Foreign currency translation	4,955	(6,207)
Service cost	10,704	10,625
Interest cost	26,194	24,822
Transfer of plan participants	(68)	61
Actuarial (gain) loss	122,800	69,769
Benefits paid	(21,883)	(11,797)
Benefit obligation at end of year	$655,447	$512,745

Change in plan assets:
Fair value of plan assets at beginning of year	$218,990	$232,325
Actual return on plan assets	18,356	(4,174)
Employer contributions	10,804	556
Benefits paid	(19,757)	(9,717)
Fair value of plan assets at end of year	$228,393	$218,990
Funded status at end of year	$427,054	$293,755

The Company had a pension liability of $427,054 and $293,755 at December 31, 2012 and 2011, respectively. The pension liability consists of a current portion of $3,693 (2011: $3,262) which is recognized as a current liability in the line item “accrued expenses and other current liabilities” in the balance sheet. The non-current portion of $423,361 (2011: $290,493) is recorded as non-current pension liability in the balance sheet. Approximately 83% of the beneficiaries are located in North America with the majority of the remaining 17% located in Germany.

The accumulated benefit obligation for all defined benefit pension plans was $616,572 and $486,143 at December 31, 2012 and 2011, respectively. The accumulated benefit obligation for all defined benefit pension plans with an obligation in excess of plan assets was $616,572 and $486,143 at December 31, 2012 and 2011, respectively; the related plan assets had a fair value of $228,393 and $218,990 at December 31, 2012 and 2011, respectively.

The table below reflects pre-tax effects of actuarial losses (gains) in other comprehensive income relating to pension liabilities. As of December 31, 2012, there are no cumulative effects of prior service costs included in other comprehensive income.

Actuarial losses (gains)
Adjustments related to pensions at January 1, 2011	$102,872
Additions	91,693
Releases	(8,737)
Foreign currency translation adjustment	(1,050)
Adjustments related to pensions at December 31, 2011	$184,778
Additions	119,685
Releases	(18,334)
Foreign currency translation adjustment	1,827
Adjustments related to pensions at December 31, 2012	$287,956

The actuarial loss expected to be amortized from other comprehensive income into net periodic pension cost over the next year is $25,646.

The discount rates for all plans are based upon yields of portfolios of equity and highly rated debt instruments with maturities that mirror the plan's benefit obligation. The Company's discount rate is the weighted average of these plans based upon their benefit obligations at December 31, 2012. The following weighted-average assumptions were utilized in determining benefit obligations as of December 31:

in %	2012	2011
Discount rate	4.14	5.10
Rate of compensation increase	3.32	3.69

The defined benefit pension plans' net periodic benefit costs are comprised of the following components for each of the years ended December 31:

	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$10,704	$10,625	$7,982
Interest cost	26,194	24,822	22,615
Expected return on plan assets	(15,241)	(17,750)	(17,453)
Amortization of unrealized losses	18,334	8,737	5,313
Net periodic benefit costs	$39,991	$26,434	$18,457

Net periodic benefit cost is allocated as personnel expense within costs of revenues, selling, general and administrative expense or research and development expense. This is depending upon the area in which the beneficiary is employed.

The following weighted-average assumptions were used in determining net periodic benefit cost for the year ended December 31:

in %	2012	2011	2010
Discount rate	5.10	5.70	6.00
Expected return of plan assets	7.00	7.50	7.50
Rate of compensation increase	3.69	4.00	4.01

Expected benefit payments for the next five years and in the aggregate for the five years thereafter are as follows:

2013	$15,817
2014	17,320
2015	18,909
2016	20,723
2017	22,690
2018-2022	143,456

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2012.

		Fair Value Measurements at December 31, 2012			Fair Value Measurements at December 31, 2011
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Index Funds(1)	$58,511	$-	$58,511	$55,538	$-	$55,538

Fixed Income Investments
Government Securities(2)	9,859	8,504	1,355	6,612	5,025	1,587
Corporate Bonds(3)	152,332	-	152,332	143,782	-	143,782
Other Bonds(4)	457	-	457	483	-	483
U.S. Treasury Money Market Funds(5)	2,975	2,975	-	6,600	6,600	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	4,259	4,259	-	5,975	5,975	-
Total	$228,393	$15,738	$212,655	$218,990	$17,600	$201,390

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations
(5) This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds

The methods and inputs used to measure the fair value of plan assets are as follows:

  Common stocks are valued at their market prices as of the balance sheet date.
  Index funds are valued based on market quotes.
  Government bonds are valued based on both market prices and market quotes.
  Corporate bonds and other bonds are valued based on market quotes as of the balance sheet date.
  Cash is stated at nominal value which equals the fair value.
  U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan Investment Policy and Strategy

For the North America funded plan, the Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm's expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class. As a result, the Company's expected rate of return on pension plan assets was 7.00% for 2012.

The Company´s overall investment strategy is to achieve a mix of approximately 96% of investments for long-term growth and 4% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.

The investment policy, utilizing a revised target investment allocation of 35% equity and 65% long-term U.S. bonds, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a policy index that reflects the asset class benchmarks and the target asset allocation. The Plan policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Index, Russell 2000 Growth Index, MSCI EAFE Index, MSCI Emerging Markets Index, Barclays Capital Long Term Government Index and Barclays Capital 20 Year US Treasury Strip Index.

Defined Contribution Plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $16.5 if under 50 years old ($22 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee's pay. The Company's total expense under this defined contribution plan for the years ended December 31, 2012, 2011, and 2010, was $38,582, $33,741 and $31,583, respectively.